Shareholder Report, Holdings (Details)_8	Jun. 30, 2024
Class 1 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Class 1 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Class 1 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Class 1 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class 1 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class 1 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class 1 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class 1 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class 1 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class 1 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class 1 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class 1 | Companies in Liquidation [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class 2 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Class 2 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Class 2 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Class 2 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class 2 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class 2 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class 2 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class 2 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class 2 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class 2 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class 2 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class 2 | Companies in Liquidation [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class 4 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Class 4 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Class 4 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Class 4 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class 4 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class 4 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class 4 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class 4 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class 4 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class 4 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class 4 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class 4 | Companies in Liquidation [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%